Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 13,355,846	$ 25,192,367
Interest rate swaps [Member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	186,679	266,872
Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	169,368	188,278
CDOR [member] | Interest rate swaps [Member] | Equity price risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 451
Interest rates swaps maturity period	Jun. 28, 2024
CDOR [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21,718	$ 0
Interest rates swaps maturity period	Jun. 28, 2024
CDOR [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 22,328
Interest rates swaps maturity period	Jun. 28, 2024
CDOR [member] | Cross currency swaps and foreign exchange forwards [member] | Foreign exchange risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0
Interest rates swaps maturity period	Jun. 28, 2024
CDOR [member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0
Interest rates swaps maturity period	Jun. 28, 2024